Cover	3 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Registrant Name	BENEFICIENT
Entity Central Index Key	0001775734
Entity Primary SIC Number	6199
Entity Tax Identification Number	72-1573705
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	325 North St. Paul Street
Entity Address, Address Line Two	Suite 4850
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	445-4700
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	325 N. Saint Paul Street
Entity Address, Address Line Two	Suite 4850
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	445-4700
Contact Personnel Name	Gregory W. Ezell